UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Floating Rate Income Fund (JFR)
October 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS - 154.2% (95.1% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS - 125.0% (77.1% of Total Investments) (4)
	Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 2,456	Sequa Corporation, Term Loan B	5.250%	6/19/17	B-	$ 2,342,034
	Airlines - 3.3% (2.0% of Total Investments)
3,000	American Airlines, Inc., Term Loan B, First Lien	4.250%	10/08/21	Ba2	2,991,750
3,449	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	3,405,678
9,820	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	9,637,979
1,965	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	1,952,719
4,455	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	4,357,547
22,689	Total Airlines				22,345,673
	Automobiles - 2.9% (1.8% of Total Investments)
9,950	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	9,872,271
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,734,556
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,998,750
19,745	Total Automobiles				19,605,577
	Building Products - 0.7% (0.4% of Total Investments)
2,800	Gates Global LLC, Term Loan	4.250%	7/03/21	B+	2,772,750
2,130	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,111,069
4,930	Total Building Products				4,883,819
	Capital Markets - 0.9% (0.5% of Total Investments)
2,830	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,812,359
2,970	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,955,150
5,800	Total Capital Markets				5,767,509
	Chemicals - 2.8% (1.7% of Total Investments)
3,337	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	3,293,993
7,826	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	7,786,045
2,456	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	2,434,758
4,290	Univar, Inc., Term Loan	5.000%	6/30/17	B+	4,268,479
361	W.R Grace & Co., Delayed Draw, Term Loan, (5)	1.000%	2/03/21	BBB-	358,419
1,005	W.R Grace & Co., Exit Term Loan	3.000%	2/03/21	BBB-	998,556
19,275	Total Chemicals				19,140,250
	Commercial Services & Supplies - 3.1% (1.9% of Total Investments)
980	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	960,186
889	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	864,868
4,770	Education Management LLC, Tranche C2, Term Loan	5.250%	6/01/16	Caa3	2,170,379
975	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	972,562
4,841	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,490,278
1,500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	1,323,750
9,975	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	9,993,703
23,930	Total Commercial Services & Supplies				20,775,726
	Communications Equipment - 1.1% (0.7% of Total Investments)
5,943	Avaya, Inc., Term Loan B3	4.652%	10/26/17	B1	5,757,868
1,613	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	1,603,349
7,556	Total Communications Equipment				7,361,217
	Computers & Peripherals - 2.6% (1.6% of Total Investments)
17,820	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	17,869,610
	Containers & Packaging - 0.9% (0.6% of Total Investments)
3,358	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	3,375,041
2,907	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	2,895,344
6,265	Total Containers & Packaging				6,270,385
	Diversified Consumer Services - 5.8% (3.6% of Total Investments)
5,985	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	6,002,534
500	Harland Clarke Holdings Corporation, Extended Term Loan, WI/DD	TBD	TBD	B+	501,125
3,369	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,408,931
1,472	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,475,555
15,105	Hilton Hotels Corporation, Term Loan B2, DD1	3.500%	10/25/20	BB+	14,977,784
2,696	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	2,608,638
3,538	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	3,503,077
7,196	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	7,140,894
39,861	Total Diversified Consumer Services				39,618,538
	Diversified Financial Services - 1.1% (0.7% of Total Investments)
3,456	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	3,258,552
1,644	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	1,588,456
2,963	RCS Capital, Term Loan	6.500%	4/29/19	B+	2,938,430
8,063	Total Diversified Financial Services				7,785,438
	Diversified Telecommunication Services - 6.5% (4.0% of Total Investments)
1,730	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,708,025
1,811	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	1,799,507
5,000	Level 3 Financing, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	5,023,440
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	3,646,042
1,557	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	1,556,799
2,244	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	2,208,840
1,995	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,977,544
1,250	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	1,225,781
13,632	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	13,638,629
4,437	Ziggo N.V., Term Loan B1	3.250%	1/15/22	BB-	4,328,490
2,860	Ziggo N.V., Term Loan B2	3.210%	1/15/22	BB-	2,789,360
4,703	Ziggo N.V., Term Loan B3, Delayed Draw, (5)	2.750%	1/15/22	BB-	4,587,502
44,886	Total Diversified Telecommunication Services				44,489,959
	ElectronicEquipment, Instruments & Comp - 0.6% (0.4% of Total Investments)
4,351	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	4,329,669
	Energy Equipment & Services - 1.4% (0.9% of Total Investments)
6,425	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	6,170,640
682	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	Ba3	669,524
1,509	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,418,627
1,535	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	1,476,601
10,151	Total Energy Equipment & Services				9,735,392
	Food & Staples Retailing - 6.9% (4.3% of Total Investments)
4,960	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	4,953,883
2,000	Albertson’s LLC, Term Loan B4, First Lien	4.500%	8/08/21	BB-	2,002,600
26,000	Albertson’s LLC, Term Loan B4	4.500%	8/25/21	BB-	26,034,293
3,259	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,227,242
4,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	4,012,000
744	Del Monte Foods Company, Term Loan, First Lien	4.253%	2/18/21	B	700,643
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	1,510,624
1,675	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,679,712
3,142	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	3,103,856
47,280	Total Food & Staples Retailing				47,224,853
	Food Products - 7.3% (4.5% of Total Investments)
14,230	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	14,158,775
1,995	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	1,986,272
7,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	6,912,500
4,778	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB	4,695,368
16,964	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	16,939,200
5,325	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B-	5,032,380
50,292	Total Food Products				49,724,495
	Health Care Equipment & Supplies - 3.0% (1.9% of Total Investments)
1,291	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,295,779
1,859	Biomet, Inc., Term Loan B2	3.652%	7/25/17	BB-	1,855,789
2,518	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,504,258
6,823	Kinetic Concepts, Inc., Term Loan D1, DD1	4.000%	5/04/18	BB-	6,785,063
5,456	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	5,469,680
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,535,104
20,500	Total Health Care Equipment & Supplies				20,445,673
	Health Care Providers & Services - 5.8% (3.6% of Total Investments)
679	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B1	682,672
1,131	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	B1	1,137,787
4,963	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	4,973,358
3,653	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	3,622,960
13,201	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	13,327,439
1,444	Genesis Healthcare LLC, Term Loan	10.00%	12/04/17	B	1,505,728
1,312	HCA, Inc., Tranche B5, Term Loan	2.904%	3/31/17	BB	1,308,184
2,948	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,947,565
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	2,011,250
1,737	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	1,671,717
2,164	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	2,150,164
3,470	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	3,466,749
721	Skilled Healthcare Group, Inc., Term Loan	7.000%	4/09/16	B	721,440
39,423	Total Health Care Providers & Services				39,527,013
	Health Care Technology - 0.9% (0.6% of Total Investments)
6,185	Catalent Pharma Solutions, Inc., Term Loan	4.500%	5/20/21	BB	6,185,607
	Hotels, Restaurants & Leisure - 5.9% (3.6% of Total Investments)
11,611	Burger King Corporation, Term Loan B, First Lien	4.500%	10/27/21	B+	11,619,982
3,333	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	B+	3,324,411
5,228	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	B	5,204,745
600	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	B+	603,750
2,793	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,803,438
2,948	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,916,643
3,000	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	2,942,343
3,970	Scientific Games Corporation, Term Loan	4.250%	10/18/20	BB-	3,898,043
3,308	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	3,173,790
3,815	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	3,767,579
40,606	Total Hotels, Restaurants & Leisure				40,254,724
	Household Durables - 0.6% (0.4% of Total Investments)
2,561	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	2,541,826
1,699	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	1,678,491
4,260	Total Household Durables				4,220,317
	Industrial Conglomerates - 0.4% (0.2% of Total Investments)
2,481	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,467,603
	Insurance - 2.0% (1.3% of Total Investments)
1,963	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B+	1,936,199
5,945	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	5,869,312
6,158	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	6,096,845
14,066	Total Insurance				13,902,356
	Internet & Catalog Retail - 1.0% (0.6% of Total Investments)
7,000	Travelport LLC, Term Loan B, First Lien	6.000%	9/02/21	B2	6,988,625
	Internet Software & Services - 0.7% (0.4% of Total Investments)
743	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	732,059
290	Sabre Inc., Term Loan C	3.500%	2/18/18	Ba3	288,986
3,439	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	3,392,757
4,472	Total Internet Software & Services				4,413,802
	IT Services - 1.7% (1.0% of Total Investments)
8,038	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	8,038,084
787	VFH Parent LLC, New Term Loan	5.774%	11/08/19	N/R	787,035
2,443	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	2,424,800
11,268	Total IT Services				11,249,919
	Leisure Equipment & Products - 2.1% (1.3% of Total Investments)
4,988	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	4,959,420
5,539	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	5,452,724
3,201	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	Ba3	3,173,242
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,007,500
14,728	Total Leisure Equipment & Products				14,592,886
	Machinery - 1.0% (0.6% of Total Investments)
4,987	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	4,997,888
1,846	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	1,822,125
6,833	Total Machinery				6,820,013
	Media - 18.0% (11.1% of Total Investments)
2,143	Acosta, Inc., Term Loan	5.000%	9/26/21	B1	2,145,081
102	Advantage Sales & Marketing, Inc., Delayed Draw, Term Loan, (5)	3.750%	7/23/21	B1	100,775
3,048	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	3,023,238
2,200	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,193,583
2,221	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	2,078,729
1,333	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	1,295,933
1,995	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,932,656
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,912,500
367	Clear Channel Communications, Inc., Tranche B, Term Loan	3.804%	1/29/16	CCC+	364,025
4,356	Clear Channel Communications, Inc., Tranche D, Term Loan	6.904%	1/30/19	CCC+	4,126,197
2,718	Clear Channel Communications, Inc. Term Loan E	7.654%	7/30/19	CCC+	2,633,596
13,122	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	12,953,371
4,077	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	4,077,333
676	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	668,577
998	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	988,564
2,993	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	2,952,601
3,741	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	3,745,301
3,372	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	3,383,274
2,721	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	2,709,025
1,960	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,934,275
3,217	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,228,124
2,783	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	2,792,768
3,901	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	3,930,170
2,429	Springer Science & Business Media, Inc., Term Loan B3	4.750%	8/14/20	B	2,414,923
31,970	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	31,790,625
17,714	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,560,672
1,000	Virgin Media Investment Holdings, Term Loan B	3.500%	6/07/20	BB-	988,125
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,496,371
2,014	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,954,133
909	Yell Group PLC, Term Loan A2	5.233%	3/01/19	CCC+	1,008,346
79	Yell Group PLC, Term Loan A2, (6)	1.500%	3/03/19	CCC+	—
1,925	Yell Group PLC, Term Loan B2, PIK, (6)	0.000%	3/03/24	CCC-	—
125,604	Total Media				122,382,891
	Multiline Retail - 1.3% (0.8% of Total Investments)
4,625	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	4,638,732
4,115	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	4,028,538
8,740	Total Multiline Retail				8,667,270
	Oil, Gas, & Consumable Fuels - 3.6% (2.2% of Total Investments)
1,179	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	1,180,290
2,585	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,586,532
4,988	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	4,597,852
1,667	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	1,632,292
2,287	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,241,456
4,485	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	4,334,512
405	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	376,429
3,882	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	3,684,146
852	Southcross Energy Partners L.P., Opco Term Loan	5.250%	8/04/21	B1	849,396
1,277	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	1,265,312
1,985	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	1,965,978
25,592	Total Oil, Gas, & Consumable Fuels				24,714,195
	Pharmaceuticals - 5.9% (3.6% of Total Investments)
1,580	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	1,583,950
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (7)	0.000%	5/03/13	N/R	35,156
51	Graceway Pharmaceuticals LLC, Term Loan, (7)	0.000%	5/03/12	N/R	51,125
5,961	Grifols, Inc., Term Loan	3.154%	2/27/21	Ba1	5,891,495
3,579	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	3,523,468
3,990	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	3,887,401
5,326	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	5,294,667
5,693	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	5,635,575
3,916	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	3,886,159
3,380	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	3,392,683
2,639	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	Ba1	2,622,014
4,211	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	4,181,535
45,951	Total Pharmaceuticals				39,985,228
	Professional Services - 0.3% (0.2% of Total Investments)
1,090	Ceridian Corporation, Term Loan B1	4.121%	5/01/17	B1	1,090,553
1,137	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	B1	1,129,254
2,227	Total Professional Services				2,219,807

	Real Estate Investment Trust - 2.4% (1.5% of Total Investments)

4,925	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	4,879,722
5,920	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	5,794,102
5,715	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	5,415,267
16,560	Total Real Estate Investment Trust				16,089,091
	Real Estate Management & Development - 1.8% (1.1% of Total Investments)
3,723	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,778,735
8,166	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	8,135,778
11,889	Total Real Estate Management & Development				11,914,513
	Semiconductors & Semiconductor Equipment - 3.3% (2.0% of Total Investments)
9,975	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	9,957,185
6,421	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	6,344,218
2,970	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	2,971,238
2,928	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BB+	2,903,769
22,294	Total Semiconductors & Semiconductor Equipment				22,176,410
	Software - 9.0% (5.6% of Total Investments)
5,464	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	5,471,168
2,927	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	2,934,072
6,704	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	6,630,541
3,032	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	3,010,374
4,720	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	4,685,349
625	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	621,652
1,906	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,907,101
14,255	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	14,058,783
3,200	Micro Focus International PLC, Term Loan B, WI/DD	TBD	TBD	BB-	3,100,800
3,300	Micro Focus International PLC, Term Loan C, WI/DD	TBD	TBD	BB-	3,201,000
6,370	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,385,205
1,010	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.250%	6/07/19	BBB-	1,008,186
105	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.250%	6/07/19	BBB-	104,295
2,615	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,606,900
5,610	Zebra Technologies Corporation, Term Loan B, First Lien, WI/DD	TBD	TBD	BB+	5,658,841
61,843	Total Software				61,384,267
	Specialty Retail - 0.8% (0.5% of Total Investments)
3,754	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	3,613,330
1,500	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB	1,504,454
5,254	Total Specialty Retail				5,117,784
	Textiles Apparel & Luxury Goods - 0.7% (0.4% of Total Investments)
4,479	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	4,479,341
	Trading Companies & Distributors - 1.9% (1.2% of Total Investments)
11,085	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	11,013,225
2,000	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	CCC+	2,005,000
13,085	Total Trading Companies & Distributors				13,018,225
	Transportation Infrastructure - 0.2% (0.1% of Total Investments)
78	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	74,114
450	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	429,864
429	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	409,678
621	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	592,915
1,578	Total Transportation Infrastructure				1,506,571
	Wireless Telecommunication Services - 2.5% (1.5% of Total Investments)
9,709	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	9,723,341
4,925	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	4,974,250
1,999	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,958,542
16,633	Total Wireless Telecommunication Services				16,656,133
$ 868,901	Total Variable Rate Senior Loan Interests (cost $862,000,744)				850,650,408

Shares	Description (1)				Value
	COMMON STOCKS - 2.6% (1.6% of Total Investments)
	Diversified Consumer Services - 0.3% (0.2% of Total Investments)
78,490	Cengage Learning Holdings II LP				$ 2,197,720
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (9)				1,485,447
2,670	Buffets Term Loan, (9)				5,340
	Total Hotels, Restaurants & Leisure				1,490,787
	Media - 2.1% (1.3% of Total Investments)
6,594	Cumulus Media, Inc., (8)				25,453
133,060	Metro-Goldwyn-Mayer, (9)				9,796,543
57,088	Tribune Company				3,824,896
45,942	Tribune Company, (6)				—
14,272	Tribune Publishing Company				272,024
	Total Media				13,918,916
	Professional Services - 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (9)				84,874
	Software - 0.0% (0.0% of Total Investments)
743,286	Eagle Topco LP, (6)				1
	Total Common Stocks (cost $14,210,920)				17,692,298

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.2% (0.2% of Total Investments)
	Communications Equipment - 0.2% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (7)	1.750%	4/15/12	N/R	$ 826,625
1,000	Nortel Networks Corp., (7)	2.125%	4/15/14	N/R	978,750
$ 1,850	Total Convertible Bonds (cost $1,563,750)				1,805,375

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 19.2% (11.8% of Total Investments)
	Commercial Services & Supplies - 0.1% (0.0% of Total Investments)
$ 700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 726,250
	Communications Equipment - 0.9% (0.6% of Total Investments)
2,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	2,190,625
4,000	Nortel Networks Limited, (7)	0.000%	7/15/11	N/R	4,140,000
6,500	Total Communications Equipment				6,330,625
	Consumer Finance - 0.5% (0.3% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,180,000
	Containers & Packaging - 0.9% (0.6% of Total Investments)
5,750	Reynolds Group	9.875%	8/15/19	CCC+	6,245,938
	Diversified Telecommunication Services - 2.2% (1.3% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,710,000
4,000	IntelSat Limited	7.750%	6/01/21	B-	4,180,000
3,800	IntelSat Limited	8.125%	6/01/23	B-	4,037,500
4,611	Level 3 Communications Inc.	11.875%	2/01/19	B	4,968,353
13,911	Total Diversified Telecommunication Services				14,895,853
	Health Care Equipment & Supplies - 1.5% (0.9% of Total Investments)
3,250	Kinetic Concepts	10.500%	11/01/18	B-	3,583,125
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,205,000
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	4,300,000
9,250	Total Health Care Equipment & Supplies				10,088,125
	Health Care Providers & Services - 2.1% (1.3% of Total Investments)
4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB+	4,180,000
6,400	Community Health Systems, Inc.	6.875%	2/01/22	B	6,896,000
725	HCA Inc.	7.250%	9/15/20	BB+	768,500
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,266,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,070,000
13,325	Total Health Care Providers & Services				14,180,500
	Media - 4.0% (2.5% of Total Investments)
1,762	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,472,371
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,631,721
8,628	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	7,506,263
9,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	9,500,000
1,875	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	2,118,750
28,327	Total Media				27,229,105
	Pharmaceuticals - 1.1% (0.7% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	2,127,500
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	1,047,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,055,000
3,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,210,000
7,000	Total Pharmaceuticals				7,440,000
	Professional Services - 0.2% (0.1% of Total Investments)
1,000	Ceridian Corporation, 144A	8.125%	11/15/17	CCC	1,000,000
	Real Estate Investment Trust - 0.2% (0.1% of Total Investments)
1,500	iStar Financial Inc.	4.000%	11/01/17	BB-	1,485,750
	Road & Rail - 0.3% (0.2% of Total Investments)
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,103,400
	Semiconductors & Semiconductor Equipment - 1.2% (0.7% of Total Investments)
2,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B	1,890,000
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,632,000
3,168	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	2,898,720
1,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B	877,500
8,968	Total Semiconductors & Semiconductor Equipment				8,298,220
	Software - 1.1% (0.7% of Total Investments)
2,500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,393,750
1,500	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	1,345,320
1,700	Infor Us Inc.	11.500%	7/15/18	B-	1,878,500
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,039,063
7,575	Total Software				7,656,633
	Trading Companies & Distributors - 0.3% (0.2% of Total Investments)
2,000	HD Supply Inc.	8.125%	4/15/19	B+	2,160,000
	Wireless Telecommunication Services - 2.6% (1.6% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	791,250
8,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	8,930,624
3,750	Sprint Corporation, 144A	7.125%	6/15/24	BB-	3,853,125
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,914,063
16,500	Total Wireless Telecommunication Services				17,489,062
$ 127,306	Total Corporate Bonds (cost $127,741,850)				130,509,461

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES - 5.6% (3.4% of Total Investments)
$ 1,200	Bluemountain Collateralized Loan Obligation, Series 2012 2A E14	5.332%	11/20/24	BB	$ 1,106,414
2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.731%	7/20/23	BB	2,376,719
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A E	5.231%	4/18/25	BB	455,248
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.831%	7/15/25	BB	1,555,209
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.286%	12/24/23	BB	919,954
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.631%	1/15/23	BB	1,333,784
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.231%	4/15/24	BB	448,087
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	5.981%	10/19/22	BB	2,568,275
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.235%	2/25/17	BB-	5,400,882
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.731%	4/15/22	BB	2,999,592
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.381%	4/19/22	BB	1,387,436
1,500	Madison Park Funding Limited, Series 2012-10A	5.481%	1/20/25	BB	1,402,251
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.582%	4/22/22	BB	1,467,560
500	North End CLO Limited, Loan Pool, 144A	4.828%	7/17/25	BB	435,288
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.331%	1/18/24	BB-	692,252
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.734%	5/15/23	BB	2,843,258
800	Oak Hill Credit Partners Series 2013-9A	5.231%	10/20/25	BB-	727,940
3,360	Oak Hill Credit Partners, Series 2012-7A	5.232%	11/20/23	BB	3,083,916
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.225%	11/08/24	BB-	2,746,842
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.234%	12/15/22	BB	1,001,059
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.735%	5/24/23	BB	2,959,929
$ 40,560	Total Asset-Backed Securities (cost $37,191,679)				37,911,895

Shares	Description (1), (10)				Value
	INVESTMENT COMPANIES - 1.6% (1.0% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,046,842
968,586	Eaton Vance Senior Income Trust				6,228,008
	Total Investment Companies (cost $11,981,509)				11,274,850
	Total Long-Term Investments (cost $1,054,690,452)				1,049,844,287

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 7.9% (4.9% of Total Investments)
$ 53,616	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $53,616,344, collateralized by $54,285,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $54,692,138	0.000%	11/03/14		$ 53,616,344
	Total Short-Term Investments (cost $53,616,344)				53,616,344
	Total Investments (cost $1,108,306,796) - 162.1%				1,103,460,631
	Borrowings - (39.5)% (11), (12)				(269,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value - (20.4)% (13)				(139,000,000)
	Other Assets Less Liabilities - (2.2)% (14)				(14,940,867)
	Net Assets Applicable to Common Shares - 100%				$ 680,519,764

Investments in Derivatives as of October 31, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (14)
Morgan Stanley	$ 49,435,000	Receive	1-Month USD-LIBOR-BBA	2.201%	Monthly	4/20/16	$ (1,342,236)

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$ –	$850,650,408	$ –	*	$ 850,650,408
	Common Stocks	6,320,093	11,372,204	1		17,692,298
	Convertible Bonds	–	1,805,375	–		1,805,375
	Corporate Bonds	–	130,509,461	–		130,509,461
	Asset-Backed Securities	–	37,911,895	–		37,911,895
	Investment Companies	11,274,850	–	–		11,274,850
	Short-Term Investments:
	Repurchase Agreements	–	53,616,344	–		53,616,344
	Investments in Derivatives:
	Interest Rate Swaps**	–	(1,342,236)	–		(1,342,236)
	Total	$ 17,594,943	$1,084,523,451	$ 1		$ 1,102,118,395
	*Value equals zero as of the end of the reporting period.
	**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2014, the cost of investments (excluding investments in derivatives) was $1,108,810,699.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2014, were as follows:

	Gross unrealized:
	Appreciation					$15,670,233
	Depreciation				(21,020,301)

	Net unrealized appreciation (depreciation) of investments					$(5,350,068)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of the end of the reporting period the Fund had unfunded senior loan commitments outstanding of $5,114,413.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(10)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(11)	Borrowings as a percentage of Total Investments is 24.4%.
(12)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

(13)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.6%.
(14)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 30, 2014